Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - Interest rate risk [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 9,345,733	¥ 9,668,621
Carrying amounts, Assets	121,920	123,466
Carrying amounts, Liabilities	420,524	669,733
Change in value used for calculating hedge ineffectiveness	(35,197)	(339,667)
Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	207,847	210,349
Carrying amounts, Liabilities	34,926	35,274
Change in value used for calculating hedge ineffectiveness	(3,758)	(18,543)
Debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(6,919)	358,163
Carrying amounts	8,195,943	8,163,340
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	1,492	10,912
Carrying amounts	120,304	135,120
Investment securities [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	43,785	(11,612)
Carrying amounts	¥ 810,009	¥ 789,990